Accounts payable to selling shareholders - Summary of Liabilities of Accounts Payable From Business Combination and Investments in Associates (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accounts Payable [line items]
Accounts payable to selling shareholders	R$ (181,381)	R$ (58,003)
Accounts payable to selling shareholders, Current	(830)	(14,936)
Accounts payable to selling shareholders, Non-current	(180,551)	(43,067)
SAE Digital S.A. [member]
Disclosure Of Accounts Payable [line items]
Accounts payable to selling shareholders	0	(11,693)
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member]
Disclosure Of Accounts Payable [line items]
Accounts payable to selling shareholders	(174,410)	(36,630)
NS Educacao Ltda. [member]
Disclosure Of Accounts Payable [line items]
Accounts payable to selling shareholders	R$ (6,971)	R$ (9,680)